Accounts Receivable	6 Months Ended
Apr. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	April 30, 2025	October 31, 2024
Accounts receivable	$3,888,562	$7,582,530

Approximately $1.9 million or 49% of the accounts receivable balance as of April 30, 2025 was subsequently collected as of May 31, 2025.